Vessels, net/ Advances for vessel acquisitions, Net Book Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Book Value [Abstract]
Beginning balance	$ 393,965,929
Ending balance	435,894,644	$ 393,965,929
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	410,054,143	60,906,094	$ 24,810,061
Acquisitions, improvements, and other vessel costs	72,100,835	299,460,599	36,096,033
Transfers from Advances for vessel acquisitions	2,368,165	49,687,450
Vessel disposal	(10,018,583)
Ending balance	474,504,560	410,054,143	60,906,094
Accumulated Depreciation [Abstract]
Beginning balance	(16,088,214)	(2,860,466)	(1,110,032)
Vessel disposal	599,930
Period depreciation	(23,121,632)	(13,227,748)	(1,750,434)
Ending balance	(38,609,916)	(16,088,214)	(2,860,466)
Net Book Value [Abstract]
Beginning balance	393,965,929	58,045,628	23,700,029
Vessel disposal	(9,418,653)
Ending balance	$ 435,894,644	$ 393,965,929	$ 58,045,628